COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments under Non Cancelable Leases	Future minimum lease payments under such non-cancelable leases as of December 31, 2013 are as follows:

2014	$10,131
2015	6,126
2016	2,694
2017	874
2018	117

$19,942